Basis of Presentation	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation

Note 2—Basis of Presentation

The accompanying consolidated financial statements of Eclipse Resources Corporation for the period from January 1, 2014 through June 23, 2014, as contained within the year ended December 31, 2014 and as of December 31, 2013, and the years ended December 31, 2013 and 2012 pertain to the historical financial statements and results of operations of Eclipse Resources I, LP, our accounting predecessor. In February 2014, Eclipse Resources Corporation was formed as a Delaware corporation for the purpose of becoming a publicly traded company and the holding company of Eclipse I. The historical financial information contained in this report relates to periods that ended prior to the completion of the IPO of Eclipse Resources Corporation. In connection with the completion of the corporate reorganization on June 24, 2014, Eclipse Resources Corporation became a holding company whose sole material asset consists of a 100% indirect ownership interest in Eclipse I. As the sole managing member of Eclipse I, Eclipse Resources Corporation is responsible for all operational, management and administrative decisions relating to Eclipse I. Accordingly, this reorganization constituted a common control transaction and the accompanying consolidated financial statements are presented as though this reorganization had occurred for the earliest period presented herein.

The accompanying consolidated financial statements are presented in accordance with the requirements of accounting principles generally accepted in the United States (“U.S. GAAP”). All significant intercompany accounts have been eliminated in consolidation.

Preparation in accordance with U.S. GAAP requires the Company to (1) adopt accounting policies within accounting rules set by the Financial Accounting Standards Board (“FASB”) and (2) make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and other disclosed amounts. “Note 3—Summary of Significant Accounting Policies” describes our significant accounting policies. The Company’s management believes the major estimates and assumptions impacting the consolidated financial statements are the following:

•	estimates of proved reserves of oil and natural gas, which affect the calculations of depreciation, depletion and amortization and impairment of capitalized costs of oil and natural gas properties;

•	estimates of asset retirement obligations;

•	estimates of the fair value of oil and natural gas properties the Company owns, particularly properties that the Company has not yet explored, or fully explored, by drilling and completing wells;

•	impairment of undeveloped properties and other assets; and

•	depreciation and depletion of property and equipment.

Actual results may differ from estimates and assumptions of future events and these revisions could be material. Future production may vary materially from estimated oil and natural gas proved reserves. Actual future prices may vary significantly from price assumptions.